September 10, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco PowerShares Exchange-Traded Fund Trust

CIK No. 0001209466

Global Listed Private Equity Portfolio

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(c) under the 1933 Act on September 4, 2013 (Accession Number 0001193125-13-357105).

Please direct any comments or questions to the undersigned or contact me at (630) 868-7179.

Very truly yours,

/s/ Anna Paglia

Anna Paglia
Head of Legal
PowerShares Capital Management LLC